RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2024 and 2025:

Name	Relationship
Mr. Chan Ming Dave	Founder, ultimate shareholder

Ms. Yam Fung Yee Carrie	Founder’s family member

Exceptional Engineering Limited	Shareholder who owned 61.72% and 57.50% of the equity interest of the Company as of September 30, 2024 and 2025, respectively

Schedule of leases from related parties

The details of leases from related parties in effect as of September 30, 2025 are as below:

		Rent Period
Lessee	Lessor	From	To	Monthly Rental
				HK$
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	June 1, 2025	March 31, 2026	13,000
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2025	March 31, 2026	20,000